Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72000%	November 15, 2017
Class A-2a Notes	$315,700,000.00	1.040%	September 15, 2019
Class A-2b Notes	$150,000,000.00	1.379%	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.220%	March 15, 2021
Class A-4 Notes	$121,570,000.00	1.400%	February 15, 2022
Class B Notes	$39,520,000.00	1.730%	March 15, 2022
Class C Notes	$26,350,000.00	1.930%	April 15, 2023
Total	$1,317,340,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,927,620.66

Principal:
Principal Collections	$23,284,353.48
Prepayments in Full	$10,819,012.29
Liquidation Proceeds	$430,038.07
Recoveries	$61,971.61
Sub Total	$34,595,375.45
Collections	$36,522,996.11

Purchase Amounts:
Purchase Amounts Related to Principal	$101,653.22
Purchase Amounts Related to Interest	$388.30
Sub Total	$102,041.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,625,037.63

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,625,037.63
Servicing Fee	$798,162.17	$798,162.17	$0.00	$0.00	$35,826,875.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,826,875.46
Interest - Class A-2a Notes	$168,206.70	$168,206.70	$0.00	$0.00	$35,658,668.76
Interest - Class A-2b Notes	$105,963.49	$105,963.49	$0.00	$0.00	$35,552,705.27
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$35,168,913.60
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$35,027,081.93
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,027,081.93
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$34,970,107.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,970,107.26
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$34,927,727.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,927,727.68
Regular Principal Payment	$31,668,933.76	$31,668,933.76	$0.00	$0.00	$3,258,793.92
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,258,793.92
Residual Released to Depositor	$0.00	$3,258,793.92	$0.00	$0.00	$0.00
Total		$36,625,037.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,668,933.76
Total					$31,668,933.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,468,504.16	$68.00	$168,206.70	$0.53	$21,636,710.86	$68.53
Class A-2b Notes	$10,200,429.60	$68.00	$105,963.49	$0.71	$10,306,393.09	$68.71
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$31,668,933.76	$24.04	$899,147.78	$0.68	$32,568,081.54	$24.72

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$194,084,658.36	0.6147756	$172,616,154.20	0.5467727
Class A-2b Notes	$92,216,340.68	0.6147756	$82,015,911.08	0.5467727
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$851,240,999.04	0.6461817	$819,572,065.28	0.6221416

Pool Information
Weighted Average APR	2.429%	2.415%
Weighted Average Remaining Term	46.88	46.05
Number of Receivables Outstanding	45,191	44,391
Pool Balance	$957,794,609.41	$922,686,279.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$884,804,700.55	$852,609,141.84
Pool Factor	0.6697873	0.6452360

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$13,840,294.19
Yield Supplement Overcollateralization Amount	$70,077,137.58
Targeted Overcollateralization Amount	$103,114,214.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$103,114,214.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$473,272.93
(Recoveries)		47	$61,971.61
Net Loss for Current Collection Period			$411,301.32
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5153%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4335%
Second Prior Collection Period			0.3403%
Prior Collection Period			0.5318%
Current Collection Period			0.5249%
Four Month Average (Current and Prior Three Collection Periods)			0.4576%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,184	$4,008,840.06
(Cumulative Recoveries)			$285,308.63
Cumulative Net Loss for All Collection Periods			$3,723,531.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2604%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,385.84
Average Net Loss for Receivables that have experienced a Realized Loss			$3,144.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.06%	412	$9,757,613.12
61-90 Days Delinquent	0.17%	64	$1,552,964.18
91-120 Days Delinquent	0.02%	6	$209,617.85
Over 120 Days Delinquent	0.03%	10	$266,354.59
Total Delinquent Receivables	1.28%	492	$11,786,549.74

Repossession Inventory:
Repossessed in the Current Collection Period		31	$630,688.18
Total Repossessed Inventory		49	$1,169,391.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1393%
Prior Collection Period			0.1106%
Current Collection Period			0.1802%
Three Month Average			0.1434%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2199%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer